Cash and Cash Equivalents - Additional Information (Details) $ in Thousands, $ in Thousands	Dec. 06, 2024 ARS ($)	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 06, 2024 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total consideration	$ 1,051,367,753
Book value		$ 1,622,340,367	$ 1,327,992,931
GGAL Holdings S.A.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Share issue related cost	896,109,444
Effects of inflation	27,681,539
GGAL Holdings S.A. | HSBC Latin America B.V.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Non-current liabilities	19,133,177			$ 14,319
GGAL Holdings S.A. | Negotiable Obligation | HSBC Latin America B.V.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Book value	$ 108,443,593			$ 81,158
HSBC Bank Argentina S.A.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
% of ownership	99.99383%			99.99383%
Total consideration	$ 1,530,241,501
HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A., and HSBC Seguros de Retiro (Argentina) S.A.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
% of ownership	100.00%			100.00%